Note Transfers of financial assets and servicing rights (Changes in MSRs measured using the fair value method) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2015 USD ($)
FDIC Assisted Partial Acquisition Of Doral Bank [Member]
Servicing Assets at Fair Value [Line Items]
Purchases	$ 54,900,000